Transfer of financial assets, assets pledged and received as collateral - Summary of assets not freely disposable (Details) - Continuing operations [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 145,338	€ 102,290
Financial assets at fair value through profit or loss, category [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	14,772	16,350
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	2,377	440
Securities at amortised cost [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	7,023	1,118
Cash and balances with central banks [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	1,377	1,382
Loans And Advances To Banks [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	3,833	6,337
Loans and advances to customers [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	115,194	75,755
Other assets [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 761	€ 908